PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 18,000	$ 192,000	$ 387,000	$ 897,000
Loss on disposal of equipment		$ 12,000	1,439,000
Laboratory Equipment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment loss on idle laboratory equipment			0	$ 1,100,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment			900,000
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Loss on disposal of equipment			$ 500,000